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February 9, 2016		Writer’s Direct Contact
212.468.8053
VIA EDGAR		JBaris@mofo.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

Our client, the Victory Portfolios (“Registrant”), is today filing via EDGAR Post-Effective Amendment No. 136 under the Securities Act of 1933, as amended (the “Securities Act”) and No. 137 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (the “Amendment”).

The Registrant will file the Amendment pursuant to Rule 485(a) under the Securities Act to register new “shell” series of the Registrant (collectively, the “Victory Funds”) into which each corresponding series of RS Investment Trust (File No. 33-16439, 811-05159) (collectively, the “RS Funds”), will reorganize pursuant to an Agreement and Plan of Reorganization.  These reorganizations will occur out in connection with the acquisition of the investment adviser to the RS Funds by the parent of Victory Capital Management, the investment adviser to the Victory Funds.  The new Victory Funds, into which the corresponding RS Funds will reorganize, are:

RS Funds	Victory Funds
RS Focused Growth Opportunity Fund	Victory RS Focused Growth Opportunity Fund
RS Focused Opportunity Fund	Victory RS Focused Opportunity Fund
RS Growth Fund	Victory RS Growth Fund
RS Mid Cap Growth Fund	Victory RS Mid Cap Growth Fund
RS Select Growth Fund	Victory RS Select Growth Fund
RS Small Cap Equity Fund	Victory RS Small Cap Equity Fund
RS Small Cap Growth Fund	Victory RS Small Cap Growth Fund
RS Technology Fund	Victory RS Science and Technology Fund
RS Investors Fund	Victory RS Investors Fund
RS Large Cap Alpha Fund	Victory RS Large Cap Alpha Fund
RS Partners Fund	Victory RS Partners Fund
RS Value Fund	Victory RS Value Fund
RS Global Fund	Victory RS Global Fund
RS International Fund	Victory RS International Fund
RS China Fund	Victory RS China Fund
RS Emerging Markets Fund	Victory RS Emerging Markets Fund
RS Emerging Markets Small Cap Fund	Victory RS Emerging Markets Small Cap Fund

RS Global Natural Resources Fund	Victory Global Natural Resources Fund
RS Investment Quality Bond Fund	Victory INCORE Investment Quality Bond Fund
RS Low Duration Bond Fund	Victory INCORE Low Duration Bond Fund
RS High Yield Fund	Victory High Yield Fund
RS Tax-Exempt Fund	Victory Tax-Exempt Fund
RS High Income Municipal Bond Fund	Victory High Income Municipal Bond Fund
RS Floating Rate Fund	Victory Floating Rate Fund
RS Strategic Income Fund	Victory Strategic Income Fund

Other than as described below, the investment objective, fundamental policies and principal investment strategies of the Victory Funds are materially similar to those of the corresponding RS Funds.

The investment strategy, risks and portfolio management of four Victory Funds differ from the corresponding RS Funds as follows:

•                  Victory RS Science and Technology Fund will concentrate its investments in any one or more science and/or technology industries.  The Fund intends to invest at least 80% of its net assets in securities issuers engaged in a broader range of activities than the information technology industries in which RS Technology Fund currently invests without limit.  These include science and/or technology companies, as well as companies that utilize technology to create competitive advantages or benefit from the use or application of scientific or technological developments.  In addition, Victory RS Science and Technology Fund expects to employ two additional portfolio managers, both of whom currently are employed by the adviser to RS Technology Fund, in addition to those individuals who currently manage the RS Technology Fund.

•                  Victory RS Investors Fund will be classified as a non-diversified fund.  The corresponding RS Investors Fund is classified as a diversified fund.

•                  Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund will be managed by Victory Capital’s investment management team, INCORE Capital Management.  The investment strategies and objectives of Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund will be substantially similar to RS Investment Quality Bond Fund and RS Low Duration Bond Fund, respectively.

The fundamental investment restrictions of the Victory Funds are substantially the same as  those of the Registrant’s existing series portfolios.  The Staff had had an opportunity to review such restrictions on numerous occasions, the last of which was in Post-Effective Amendment No. 128, filed pursuant to Rule 485(a) under the Securities Act on October 23, 2015 (Accession No. 0001104659-15-072447).

From an operational standpoint, the policies followed by the Victory Funds will be substantially similar to those applicable to the other series portfolios of Registrant, which the staff also most recently had an opportunity to review in Post-Effective Amendment No. 128, except that the transfer agent, administrator, fund accountant and custodian services will be provided by the current service providers to the RS Funds.

The staff has had the opportunity to review the RS Funds on numerous occasions, the last of which was with respect to RS Focused Global Opportunity Fund, in Post-Effective Amendment No. 148, filed pursuant to Rule 485(a) under the Securities Act on October 7, 2015 (Accession No. 0001193125-15-339432).

In connection with the reorganizations, on February 4, 2016, Registrant filed a registration statement on Form N-14 on EDGAR, including a combined prospectus and proxy statement to be sent to the shareholders of the RS Funds  (the “Proxy Statement”).  The description of the Victory Funds’ principal investment objectives, strategies and risks and other operational matters in the Amendment is consistent with that included in the Proxy Statement.

Registrant knows of no problem areas to bring to the staff’s attention with respect to this filing and no new investment techniques, products or distribution methods are included in this filing.

In light of the information provided above, Registrant hereby requests selective review of the Amendment in accordance with Securities Act Release 33-6510.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:           Karen L. Rossotto, Division of Investment Management

Alison White, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes, Morrison & Foerster, LLP

Matthew J. Kutner, Morrison & Foerster, LLP